Intangible Assets (Details) - Schedule of Changes in Intangible Assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Goodwill [member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]	$ 16,714
Balance, at ending	[1]	16,714	$ 16,714
Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	16,696
Balance, at ending	[2]	16,696	16,696
Software or computer programs [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		106,620
Balance, at ending		137,204	106,620
Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		140,030
Balance, at ending		170,614	140,030
Gross Balance [Member] | Goodwill [member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]	16,714	16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Total	[1]	16,714	16,714
Balance, at ending	[1]		16,714
Gross Balance [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	56,249	56,249
Acquisitions	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Total	[2]	56,249	56,249
Balance, at ending	[2]		56,249
Gross Balance [Member] | Software or computer programs [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		263,294	209,458
Acquisitions		59,955	56,891
Disposals/write-downs		(1,050)	(2,751)
Reclassification			(182)
Impairment	[3]	(25)	(122)
Total		322,174	263,294
Balance, at ending			263,294
Gross Balance [Member] | Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		336,257	282,421
Acquisitions		59,955	56,891
Disposals/write-downs		(1,050)	(2,751)
Reclassification			(182)
Impairment	[3]	(25)	(122)
Total		395,137	336,257
Balance, at ending			336,257
Accumulated Amortization [Member] | Goodwill [member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[1]
Amortization for the year	[1],[4]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3]
Total	[1]
Balance, at ending	[1]
Accumulated Amortization [Member] | Intangible assets arising from business combinations [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning	[2]	(39,553)	(39,553)
Amortization for the year	[2],[4]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3]
Total	[2]	(39,553)	(39,553)
Balance, at ending	[2]		(39,553)
Accumulated Amortization [Member] | Software or computer programs [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		(156,674)	(136,926)
Amortization for the year	[4]	(29,346)	(21,502)
Disposals/write-downs		1,050	1,572
Reclassification			182
Impairment	[3]
Total		(184,970)	(156,674)
Balance, at ending			(156,674)
Accumulated Amortization [Member] | Intangible Assets [Member]
Intangible Assets (Details) - Schedule of Changes in Intangible Assets [Line Items]
Balance, at beginning		(196,227)	(176,479)
Amortization for the year	[4]	(29,346)	(21,502)
Disposals/write-downs		1,050	1,572
Reclassification			182
Impairment	[3]
Total		$ (224,523)	(196,227)
Balance, at ending			$ (196,227)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
[3]	See Note No. 38 Impairment of non-financial assets.
[4]	See Note No. 37 Depreciation and Amortization.